DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2016
DISCONTINUED OPERATIONS

NOTE 3 – DISCONTINUED OPERATIONS

Trilogy Dominicana:

In March 2015, the Company committed to a plan to sell its subsidiary in the Dominican Republic, Trilogy Dominicana S.A. (“Trilogy Dominicana”). As a result of the plan to sell Trilogy Dominicana and the discontinuance of further significant business activities in the Dominican Republic, the assets and liabilities of Trilogy Dominicana were classified as held for sale and the results of operations have been classified as discontinued operations for all periods presented in accordance with FASB Accounting Standards Codification 205-20, “Discontinued Operations.” The Company ceased realizing depreciation on the related property and equipment at the time of reclassification of such assets.

On May 22, 2015, the Company, through its subsidiary, Trilogy International Dominican Republic LLC, entered into an agreement (as amended on August 21, 2015) to sell its wholly-owned subsidiary, Trilogy Dominicana, to Servicios Ampliados de Teléfonos S.A., a Dominican Republic entity, for a sale price of $62 million. In connection with the sale agreement, the buyer additionally agreed to fund the operations during the transition period. In fiscal 2015, the Company received cash of $27 million from the buyer, of which $5 million was recorded as restricted cash within Prepaid expenses and other current assets in the Consolidated Balance Sheet as of December 31, 2015. The offsetting credit was recorded as unearned proceeds within Other current liabilities and accrued expenses in the Consolidated Balance Sheet as of December 31, 2015. On March 23, 2016, the sale of Trilogy Dominicana was completed and the Company received the remaining proceeds of $35.0 million and recognized a gain on sale of $52.8 million. The gain reflected the $62.0 million stated purchase price along with $6.0 million provided in fiscal 2015 by the buyer to fund operations through completion of the sale, net of $5.4 million capital gains taxes paid on April 8, 2016 to the Dominican Republic tax authority, the net assets of Trilogy Dominicana at the closing date and the transaction costs of $0.9 million incurred in fiscal 2015 to complete the transaction. Additionally, upon completion of the sale on March 23, 2016, net operating loss carryforwards of $66.5 million at Trilogy Dominicana as of December 31, 2015, which were subject to a full valuation allowance, were no longer available to the Company.

ComCEL Sale:

On March 30, 2012, the Company sold its subsidiary in Haiti, Communication Cellulaire d’Haiti (“ComCEL”), to a wholly-owned subsidiary of Digicel Group (“Digicel”). The Company deposited $8.0 million of the purchase price into escrow as security for its indemnification obligations under the purchase agreement. The escrow period terminated in March 2015, at which time this last tranche of the escrow of $2.1 million was released to the Company and the Company recognized a gain on disposal of ComCEL of $2.1 million during the year ended December 31, 2015. For the year ended December 31, 2014, the gain recognized on disposal of ComCEL was $3.4 million, primarily related to releases from the escrow account. These gains were included in loss from discontinued operations in the Consolidated Statements of Operations and Comprehensive Loss.

Assets and liabilities held for sale related to discontinued operations as of December 31, 2015 were as follows:

December 31, 2015
Assets held for sale:
Current assets	$9,630
Property and equipment, net	15,048
Other assets	2,002

Total assets	$26,680

Liabilities held for sale:
Current liabilities	$17,122
Noncurrent liabilities	3,749
Total liabilities	$20,871

There were no assets and liabilities related to discontinued operations as of December 31, 2016. The following table summarizes the results of operations from the discontinued operations:

	Years Ended December 31,
	2016	2015	2014
Revenues	$7,493	$51,022	$62,873

Net loss	$(2,489)	$(10,964)	$(15,902)
Gain on sale of discontinued operations	52,792	1,226	3,411

Gain (loss) from discontinued operations, net of tax	$50,303	$(9,738)	$(12,491)

The following table summarizes the cash flows from discontinued operations:

	Years Ended December 31,
	2016	2015	2014
Net cash provided by (used in) operating activities	$223	$(11,104)	$(7,497)
Net cash used in investing activities	$(490)	$(2,074)	$(1,915)

No activity from the discontinued operations was recorded after the sale of Trilogy Dominicana was completed on March 23, 2016.